UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSFT-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
 Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017
Date of Report (Date of earliest event reported):  February 1, 2018

MBarc Credit Canada Inc.
(Exact name of securitizer as specified in its charter)

025-01906 (Commission File Number of securitizer)	0001641968 (Central Index Key Number of securitizer)

Susan Sinclair
(905) 219-9922
(Name and telephone number, including area code,
 of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒
☐        Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor:_______________
Central Index Key Number of issuing entity (if applicable):_______________
Central Index Key Number of underwriter (if applicable):_______________

(Name and telephone number, including area code,
 of the person to contact in connection with this filing)

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), MBarc Credit Canada Inc. has indicated by check mark that there is no activity to report for the annual period January 1, 2017 to December 31, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MBarc Credit Canada Inc. (Securitizer)

By:	/s/ Susan Sinclair
Name:	Susan Sinclair
Title:	Chief Financial Officer

Date: February 1, 2018